Selected Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data [Abstract]
Total revenues	$ 55,000	$ 56,603	$ 60,537	$ 66,325	$ 65,461	$ 68,946	$ 58,081	$ 55,589	$ 46,638	$ 248,926	$ 229,254	$ 127,921
INCOME (LOSS) FROM OPERATIONS	14,944	25,875	18,178	25,947	27,263	31,585	29,118	28,156	22,105	97,263	110,964	50,754
Income tax expense (benefit)	28,195	10,849	15,514	0	0	(91)	0	1	0	26,363	(90)	40
Net income	$ 44,559	$ 15,883	$ 502	$ 25,117	$ 26,869	$ 30,974	$ 29,009	$ 27,265	$ 21,174	$ 68,371	$ 108,422	$ 47,363
Basic (usd per share)		$ 0.28	$ 0.01	$ 0.45	$ 0.48	$ 0.59	$ 0.58	$ 0.57	$ 0.47	$ 1.22	$ 2.22	$ 1.08
Diluted (usd per share)		$ 0.28	$ 0.01	$ 0.45	$ 0.48	$ 0.59	$ 0.57	$ 0.57	$ 0.47	$ 1.21	$ 2.20	$ 1.07